TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Operating loss carry forwards	$ 6,178	$ 4,837
Reserves and tax allowances	2,646	4,535
Total deferred taxes before valuation allowance	8,824	9,372
Valuation allowance	(7,276)	(7,621)
Net deferred tax assets	1,548	1,751
Deferred tax liabilities:
Intangible assets	666	856
Income Tax Authority [Line Items]
Net deferred tax assets	882	895
Foreign [Member]
Income Tax Authority [Line Items]
Net deferred tax assets	$ 882	739
Domestic [Member]
Income Tax Authority [Line Items]
Net deferred tax assets		$ 156